Cover	Mar. 10, 2022	Dec. 06, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 10, 2022
Entity Registrant Name	ADVANCED DRAINAGE SYSTEMS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36557
Entity Tax Identification Number	51-0105665
Entity Address, Address Line One	4640 Trueman Boulevard,
Entity Address, City or Town	Hilliard,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43026
City Area Code	614
Local Phone Number	658-0050
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security		Common Stock, $0.01 par value per share
Trading Symbol		WMS
Security Exchange Name		NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001604028
Amendment Flag	false